Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Schedule of Trade Receivables and Other Current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information Of Financial Position [Abstract]
Trade and other receivables	€ 306	€ 12
Research Tax Credit	4,409	3,549
Other receivables (including tax and social receivables)	444	669
Net investment in a sublease	309	479
Advance payments to suppliers	31	377
Prepaid expenses	2,574	1,256
Other financial assets	707	7
Total other current assets	€ 8,474	€ 6,337